Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Catalyst Insider Buying Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	16.74%	(0.54%)	2.69%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.74%	(0.54%)	2.69%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.91%	(0.41%)	2.11%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	22.89%	(0.11%)	2.53%
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	24.18%	0.90%	3.56%
Catalyst Energy Infrastructure Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Catalyst Energy Infrastructure Fund | Solactive MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.02%	9.98%	0.41%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	36.50%	14.73%	3.35%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	36.10%	12.70%	0.92%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.67%	10.48%	1.17%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	43.77%	15.28%	3.21%
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	45.21%	16.42%	4.23%
Catalyst/MAP Global Equity Fund | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.01%	10.58%	9.79%
Catalyst/MAP Global Equity Fund | MSCI ACWI Value Index Gross (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.56%	7.20%	7.03%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	1.49%	4.20%	5.89%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.55%)	3.36%	4.96%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	3.07%	4.45%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	6.89%	4.66%	5.72%
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	7.95%	5.69%	6.79%
Catalyst/Lyons Tactical Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(2.43%)	4.13%	4.15%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.44%)	3.33%	3.02%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.44%)	3.15%	3.02%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	2.79%	4.58%	3.99%
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.80%	5.63%	5.04%
Catalyst Dynamic Alpha Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	15.05%	10.00%	9.63%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	8.00%	8.11%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.67%	7.55%	7.54%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	21.19%	10.48%	9.46%
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	22.42%	11.60%	10.56%